Deposits (Tables)	6 Months Ended
Dec. 31, 2022
Disclosure of Deposit [Abstract]
Schedule of Deposit Current and Non Current

Current assets	December 31, 2022 $’000	June 30, 2022 $’000
Term deposits held against bank guarantees	3,705	3,796
Supplier deposits	21,881	11,879

Total current deposits	25,586	15,675